UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Fund (NBB)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona – 2.5% (2.3% of Total Investments)
$ 3,000	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Build America Taxable	8/20 at 100.00	AA–	$ 3,117,480
	Bonds, Series 2010A, 6.423%, 8/01/35
10,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	No Opt. Call	Aa2	9,746,900
13,000	Total Arizona			12,864,380
	California – 18.0% (16.3% of Total Investments)
500	California Infrastructure Economic Development Bond Bank, Revenue Bonds, University of	No Opt. Call	Aa2	507,060
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	3,226,830
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	4,017,360
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	7,105,770
	2010B, 6.484%, 11/01/41
4,500	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	4,931,055
	2010, 7.950%, 3/01/36
5,500	City and County of San Francisco Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	A1	5,738,150
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F, 8.406%, 8/01/39
5,000	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Build	8/20 at 100.00	AA+	5,205,700
	America Taxable Bonds, Series 2010B, 7.350%, 8/01/43 – AGM Insured
950	Los Alamitos Unified School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	915,962
	School Facilities Improvement, Build America Taxable Bond Series 2010C, 6.210%, 8/01/35
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	Aa1	16,788,600
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	11,192,400
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
11,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple	No Opt. Call	A+	11,955,130
	Capital Projects I, Build America Taxable Bond Series 2010B, 7.618%, 8/01/40
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	2,777,000
	Option Bond Trust T0003, 30.235%, 7/01/42 (IF), (4)
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,137,190
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
5,000	Orange County Sanitation District, California, Wastewater Revenue Bonds, Build America Taxable	No Opt. Call	AAA	4,820,050
	Bond Series 2010A, 5.580%, 2/01/40
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA–	2,535,346
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	3,124,200
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.317%, 11/01/30 (IF)
1,000	Santa Barbara County, California, Certificates of Participation, Recovery Zone Economic	No Opt. Call	AA+	991,950
	Development Taxable Bonds, Series 2010A-2, 6.250%, 12/01/40
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds,
	Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	279,109
295	6.750%, 12/01/18	No Opt. Call	A–	296,941
1,500	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	No Opt. Call	A+	1,524,030
	District, Build America Taxable Bonds, Series 2010B, 6.230%, 1/01/29
2,000	West Kern Water District, California, Certificates of Participation, Land Acquistion Project,	No Opt. Call	AA–	2,171,120
	Build America Bonds, Series 10B, 6.720%, 6/01/40
87,875	Total California			93,240,953
	Colorado – 1.9% (1.7% of Total Investments)
1,000	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water	11/20 at 100.00	A+	914,440
	Revenue Bonds, Build America Taxable Bond Series 2010B, 5.820%, 11/15/40
3,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	3,103,200
	Taxable Bond Series 2010B, 6.746%, 5/15/42
1,000	Metropolitan State College of Denver, Colorado, Institutional Enterprise Revenue Bonds,	No Opt. Call	Aa2	970,400
	Federally Taxable Build America Bonds, Recovery Zone Eonomic Development Project, Series 2010,
	6.000%, 12/01/40
5,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General	12/20 at 100.00	Aa2	4,860,450
	Obligation Bonds, Build America Taxable Bond Series 2010B, 5.790%, 12/15/33
10,000	Total Colorado			9,848,490
	Connecticut – 1.2% (1.1% of Total Investments)
6,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	6,484,680
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 3.3% (3.0% of Total Investments)
5,000	Florida Governmental Utilities Authority, North Fort Myers Utility Revenue Bonds, Federally	10/20 at 100.00	A2	5,249,600
	Taxable Build America Bonds, Series 2010B, 7.084%, 10/01/40
6,195	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	6,300,996
	Bonds, Series 2010G, 5.750%, 6/01/35
500	Lake City, Florida, Utility System Revenue Bonds, Build America Taxable Bonds Series 2010B,	7/20 at 100.00	AA+	503,600
	6.175%, 7/01/35 – AGC Insured
4,975	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Downtown	9/20 at 100.00	A1	5,197,333
	District, Direct Subsidy Build America Table Bond Series 2010B, 7.784%, 9/01/40
16,670	Total Florida			17,251,529
	Georgia – 4.7% (4.2% of Total Investments)
10,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	9,840,600
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	14,259,900
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
25,000	Total Georgia			24,100,500
	Illinois – 13.3% (12.0% of Total Investments)
5,000	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension	No Opt. Call	AA	5,339,500
	Funding Taxable Series 2008A, 6.899%, 12/01/40
1,230	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	1,242,595
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A1	10,394,500
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
10,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa3	10,973,800
	2010B, 6.900%, 1/01/40
10,000	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA–	10,885,300
5,000	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bond Series 2010B,	No Opt. Call	AA	5,283,250
	6.360%, 11/15/33
5,785	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	5,994,301
	6.229%, 11/15/34
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	9/11 at 100.00	Baa3	454,735
	2006A, 6.100%, 4/01/15
13,875	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A+	14,265,304
	6.725%, 4/01/35
3,750	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	3,900,825
	Senior Lien Series 2009A, 6.184%, 1/01/34
65,140	Total Illinois			68,734,110
	Indiana – 3.1% (2.8% of Total Investments)
	Evansville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Build America Taxable
	Bond Series 2010B:
1,250	6.960%, 2/01/34	8/20 at 100.00	Aa3	1,273,450
9,440	7.210%, 2/01/39	8/20 at 100.00	Aa3	9,672,696
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	4,974,400
	5.636%, 6/01/35
15,690	Total Indiana			15,920,546
	Kentucky – 1.1% (1.0% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA+	5,446,000
	Tender Option Bond Trust B002, 29.168%, 9/01/37 – AGC Insured (IF)
	Louisiana – 4.0% (3.6% of Total Investments)
20,000	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	Aa2	20,614,400
	Series 2010B, 6.087%, 2/01/45
	Massachusetts – 0.5% (0.5% of Total Investments)
2,000	Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	2,789,300
	Bond Trust T0004, 25.530%, 6/01/40 (IF), (4)
	Michigan – 3.7% (3.4% of Total Investments)
14,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	15,904,626
	Taxable Bond Series 2009B, 7.747%, 5/01/39
1,720	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, Qualified School	5/20 at 100.00	Aa2	1,735,927
	Construction Bonds – Taxable Direct Payment, Series 2010B, 6.450%, 5/01/27
985	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	Baa3	732,210
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
950	Monroe, Michigan, Limited Tax General Obligation Bonds, Taxable Recovery Zone Economic	5/20 at 100.00	A+	979,298
	Development Bonds, Series 2010, 6.650%, 5/01/27
18,305	Total Michigan			19,352,061
	Missouri – 0.4% (0.3% of Total Investments)
1,900	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/19 at 100.00	A3	1,895,668
	Bond, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42
	Nevada – 2.5% (2.2% of Total Investments)
6,000	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	6,171,000
1,030	Clark County, Nevada, Airport System Revenue, Taxable Direct Payment Build America Bonds,	No Opt. Call	Aa2	1,134,226
	Senior Series 2010C, 6.820%, 7/01/45
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,445,106
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	A+	4,054,880
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
12,345	Total Nevada			12,805,212
	New Jersey – 2.6% (2.4% of Total Investments)
11,500	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	13,475,700
	7.102%, 1/01/41
	New York – 12.2% (11.0% of Total Investments)
15,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	15,478,350
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	10,318,900
	Series 2010D, 5.600%, 3/15/40 (UB)
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	9,762,100
	Bond Series 2010B, 5.850%, 5/01/41
4,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	A	4,660,225
	Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD:
2,025	5.952%, 6/15/42 (UB)	No Opt. Call	AA+	2,195,384
2,595	5.952%, 6/15/42	No Opt. Call	AA+	2,813,343
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,209,554
	Bonds, Second Generation Resolution, Taxable Option Bonds Trust T30001-2,
	26.448%, 6/15/44 (IF)
5,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	6,023,160
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	9,546,200
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40, (4)
59,275	Total New York			60,769,257
	Ohio – 5.3% (4.9% of Total Investments)
500	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	515,490
	Taxable Build America Bonds, Series 2009B, 6.424%, 2/15/32
10,000	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	12,004,400
	Taxable Build America Bonds, Series 2010B, 7.834%, 2/15/41
3,000	Circleville City School District, Pickaway County, Ohio, General Obligation School Facilities	5/20 at 100.00	Aa2	3,054,540
	Construction and Improvement Bonds, Build America Taxable Series 2010C, 6.300%, 11/01/40
	Franklin County Convention Facilities Authority, Ohio, Lease Revenue Anticipation Bonds,
	Federally Taxable Direct Payment Build America Bonds, Series 2010:
1,070	6.540%, 12/01/36	No Opt. Call	AA	1,058,166
4,490	6.640%, 12/01/42	No Opt. Call	AA	4,432,483
5,000	Lucas County, Ohio, General Obligation Bonds, Taxable Arena improvement Series 2010,	10/20 at 100.00	Aa2	4,912,850
	6.150%, 10/01/40
1,760	Madison Local School District, Lake & Geauga Counties, Ohio, General Obligation Bonds, Build	9/20 at 100.00	Aa2	1,691,096
	America Taxable Bond Series 2010C, 6.050%, 4/01/42
25,820	Total Ohio			27,669,025
	Oregon – 2.9% (2.6% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	4,065,400
	Build America Bonds, Tender Option Bond Trust TN-011, 26.804%, 5/01/35 (IF), (4)
9,950	Warm Springs Reservation Confederated Tribes, Tribal Economic Development Bonds, Hydroelectric	No Opt. Call	A3	11,025,993
	Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A, 8.250%, 11/01/19
13,950	Total Oregon			15,091,393
	Pennsylvania – 1.4% (1.3% of Total Investments)
3,000	Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	3/20 at 100.00	AA+	2,989,920
	Federally Taxable Build America Bonds, Series 2010, 6.004%, 3/01/35 – AGC Insured
1,500	New Castle Sanitation Authority, Lawrence County, Pennsylvania, Sewer Revenue Bonds, Build	6/20 at 100.00	AA+	1,520,745
	America Taxable Bonds, Series 2010A, 6.506%, 6/01/41 – AGM Insured
2,800	Uniontown Area School District, Fayette County, Pennsylvania, General Obligation Bonds,	10/20 at 100.00	Aa3	2,817,416
	Federally Taxable Build America Bonds, Series 2010, 6.261%, 10/01/39
7,300	Total Pennsylvania			7,328,081
	South Carolina – 3.3% (3.0% of Total Investments)
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally	No Opt. Call	AA–	312,912
	Taxable Build America Tender Option Bond Trust T30002, 29.630%, 1/01/50 (IF)
6,285	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	6,946,685
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	9,930,941
	Series 2010A, 6.454%, 1/01/50 (UB)
15,475	Total South Carolina			17,190,538
	Tennessee – 3.3% (3.0% of Total Investments)
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse,	No Opt. Call	A1	16,826,850
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
	Texas – 6.3% (5.7% of Total Investments)
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	10,814,000
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B,	No Opt. Call	A2	16,476,600
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,161,200
	6.038%, 8/01/40
30,000	Total Texas			32,451,800
	Utah – 2.1% (1.9% of Total Investments)
5,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,682,950
	Bonds, Series 2010A, 5.700%, 10/01/40
5,415	Midvale Redevelopment Agency, Utah, Tax Increment and Sales Tax Revenue Bonds, Federally	5/20 at 100.00	AA+	5,298,578
	Taxable Build America Bonds, Series 2010, 6.250%, 5/01/34 – AGM Insured
775	North Salt Lake, Utah, Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010,	12/19 at 100.00	AA–	753,974
	5.800%, 6/15/30
11,190	Total Utah			10,735,502
	Vermont – 1.0% (0.9% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	4,998,000
	Series 2010, 6.428%, 10/01/44
	Virgin Islands – 2.5% (2.3% of Total Investments)
12,500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	AA+	13,136,125
	Bonds Series 2010C, 6.850%, 7/01/35 – AGM Insured
	Virginia – 2.3% (2.1% of Total Investments)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB	9,827,500
	Dulles Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
1,135	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB+	1,141,163
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
1,705	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/12 at 100.00	Baa3	1,146,800
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
12,840	Total Virginia			12,115,463
	Washington – 4.6% (4.1% of Total Investments)
2,465	Auburn, Washington, Limited Tax General Obligation Bonds, Taxable Build America Bonds, Series	6/20 at 100.00	AA	2,509,173
	2010B, 6.243%, 12/01/39
5,000	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	5,311,200
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
5,000	King County Public Hospital District 1, Washington, Hospital Facilities Revenue Bonds, Valley	6/20 at 100.00	BBB+	5,131,250
	Medical Center, Build America Taxable Bonds, Series 2010B, 8.000%, 6/15/40
5,000	Mason County Public Utility District 3, Washington, Electric Revenue Bonds, Build America	6/20 at 100.00	Aa3	4,912,750
	Taxable Bonds, Series 2010B, 6.347%, 12/01/40
2,505	Okanogan County Public Utility District 1, Washington, Electric System Revenue Bonds, Build	No Opt. Call	A1	2,420,131
	America Taxable Bonds – Direct Payment, Series 2010B, 6.046%, 12/01/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA2	3,306,400
	Bonds, Tender Option Bond Trust T0001, 24.829%, 2/01/40 (IF), (4)
23,970	Total Washington			23,590,904
	Wyoming – 0.4% (0.4% of Total Investments)
2,000	University of Wyoming, Facilities Improvement Revenue Bonds, Build America Taxable Bond Series	6/20 at 100.00	Aa2	1,981,537
	2010C, 5.800%, 6/01/30
$ 546,935	Total Investments (cost $560,336,458) – 110.4%			570,945,963
	Borrowings – (8.5)% (5)			(44,000,000)
	Floating Rate Obligations – (4.8)%			(24,810,000)
	Other Assets Less Liabilities – 2.9% (7)			14,824,742
	Net Assets – 100%			$ 516,960,705

Investments in Derivatives
Forward Swaps outstanding at June 30, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
Barclays Bank PLC	$94,000,000	Receive	3-Month USD-LIBOR	3.778%	Semi-Annually	2/17/12	2/17/40	$ 6,640,876
JPMorgan	19,200,000	Receive	1-Month USD-LIBOR	0.360	Monthly	3/21/11	3/21/12	(9,624)
JPMorgan	19,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/11	3/21/14	(133,913)
Morgan Stanley	19,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(193,181)
Morgan Stanley	26,000,000	Receive	3-Month USD-LIBOR	4.435	Semi-Annually	2/24/12	2/24/40	(1,010,932)
								$ 5,293,226

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$570,945,963	$—	$570,945,963
Derivatives:
Forward Swaps*	—	5,293,226	—	5,293,226
Total	$—	$576,239,189	$—	$576,239,189
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation		Unrealized depreciation
		on swaps*	$6,640,876	on swaps*	$1,347,650
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments (excluding investments in derivatives) was $536,147,095.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$18,422,129
Depreciation	(8,434,314)
Net unrealized appreciation (depreciation) of investments	$9,987,815

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 7.7%.
(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(7)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011